                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA              February 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       94

Form 13F Information Table Value Total:   $  40,286
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE







                                                                VALUATION CURRENCY: USD

COLUMN 1                          COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                    TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                  OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                  CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                    --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


AGA MEDICAL HOLDINGS INC          COM           008368102     $222        15,000     SH          SHARED       NONE       15,000
ACTEL CORP                        COM           004934105     $840        70,700     SH          SHARED       NONE       70,700
AMERICAN EAGLE OUTFITTERS         COM           02553E106     $404        23,800     SH          SHARED       NONE       23,800
ARRIS GROUP INC                   COM           04269Q100     $168        14,700     SH          SHARED       NONE       14,700
CAREER EDUCATION CORP             COM           141665109     $326        14,000     SH          SHARED       NONE       14,000
CRA INTERNATIONAL INC             COM           12618T105     $280        10,500     SH          SHARED       NONE       10,500
CHEMED CORP                       COM           16359R103     $499        10,400     SH          SHARED       NONE       10,400
CLEAN HARBORS INC                 COM           184496107     $841        14,100     SH          SHARED       NONE       14,100
COMSTOCK RESOURCES INC            COM NEW       205768203     $686        16,900     SH          SHARED       NONE       16,900
CONMED CORP                       COM           207410101     $611        26,800     SH          SHARED       NONE       26,800
COURIER CORP                      COM           222660102     $218        15,300     SH          SHARED       NONE       15,300
ENERGYSOLUTIONS INC               COM           292756202     $453        53,400     SH          SHARED       NONE       53,400
ENERGY XXI BERMUDA                COM SHS       G10082108     $231       100,000     SH          SHARED       NONE      100,000
FERRO CORP                        COM           315405100     $654        79,400     SH          SHARED       NONE       79,400
FIRST CHESTER COUNTY CORP         COM           31947W100     $156        17,000     SH          SHARED       NONE       17,000
FLUSHING FINANCIAL CORP           COM           343873105     $202        17,900     SH          SHARED       NONE       17,900
FOOT LOCKER INC                   COM           344849104     $299        26,800     SH          SHARED       NONE       26,800
FURMANITE CORP                    COM           361086101     $344        90,200     SH          SHARED       NONE       90,200
GAMESTOP CORP-CLASS A             CL A          36467W109     $303        13,800     SH          SHARED       NONE       13,800
GLATFELTER                        COM           377316104     $289        23,800     SH          SHARED       NONE       23,800
GREAT LAKES DREDGE & DOCK CO      COM           390607109     $1,001     154,400     SH          SHARED       NONE      154,400
HARLEYSVILLE NATIONAL CORP        COM           412850109     $568        88,400     SH          SHARED       NONE       88,400
MARTEN TRANSPORT LTD              COM           573075108     $709        39,500     SH          SHARED       NONE       39,500
MASTEC INC                        COM           576323109     $200        16,000     SH          SHARED       NONE       16,000
MERIT MEDICAL SYSTEMS INC         COM           589889104     $441        22,900     SH          SHARED       NONE       22,900
METHANEX CORP                     COM           59151K108     $571        29,300     SH          SHARED       NONE       29,300
NAVIGANT CONSULTING INC           COM           63935N107     $493        33,200     SH          SHARED       NONE       33,200
OCWEN FINANCIAL CORP              COM NEW       675746309     $791        82,700     SH          SHARED       NONE       82,700
OLD NATL BANCORP/IN               COM           680033107     $242        19,500     SH          SHARED       NONE       19,500
PHARMACEUTICAL PRODUCT DEVEL      COM           717124101     $469        20,000     SH          SHARED       NONE       20,000
PHARMERICA CORP                   COM           71714F104     $299        18,800     SH          SHARED       NONE       18,800
POWERSECURE INTERNATIONAL IN      COM           73936N105     $308        42,700     SH          SHARED       NONE       42,700
REHABCARE GROUP INC               COM           759148109     $456        15,000     SH          SHARED       NONE       15,000
SARA LEE CORP                     COM           803111103     $334        27,400     SH          SHARED       NONE       27,400
SEACHANGE INTERNATIONAL INC       COM           811699107     $1,267     193,200     SH          SHARED       NONE      193,200
SENECA FOODS CORP - CL A          CL A          817070501     $496        20,800     SH          SHARED       NONE       20,800
SIMMONS FIRST NATL CORP-CL A      CL A $1 PAR   828730200     $278        10,000     SH          SHARED       NONE       10,000
SPARTAN MOTORS INC                COM           846819100     $109        19,300     SH          SHARED       NONE       19,300
STANDARD MICROSYSTEMS CORP        COM           853626109     $387        18,600     SH          SHARED       NONE       18,600
STEC INC                          COM           784774101     $327        20,000     SH          SHARED       NONE       20,000
SUNPOWER CORP-CLASS A             COM CL A      867652109     $163         6,900     SH          SHARED       NONE        6,900
SUNPOWER CORP-CLASS B             COM CL B      867652307     $337        16,100     SH          SHARED       NONE       16,100
SUPER MICRO COMPUTER INC          COM           86800U104     $306        27,500     SH          SHARED       NONE       27,500
TCF FINANCIAL CORP                COM           872275102     $226        16,600     SH          SHARED       NONE       16,600
HANOVER INSURANCE GROUP INC/      COM           410867105     $1,702      38,300     SH          SHARED       NONE       38,300
TIMBERLAND CO-CLASS A             CL A          887100105     $685        38,200     SH          SHARED       NONE       38,200
TRIQUINT SEMICONDUCTOR INC        COM           89674K103     $299        49,800     SH          SHARED       NONE       49,800
UNIT CORP                         COM           909218109     $353         8,300     SH          SHARED       NONE        8,300
WYNDHAM WORLDWIDE CORP            NOTE 3.5%     98310WAC2     $680       400,000     PRN         SHARED       NONE      400,000
TEXTRON INC                       NOTE 4.5%     883203BN0     $648       400,000     PRN         SHARED       NONE      400,000
AEROVIRONMENT INC                 COM           008073108     $349        12,000            PUT  SHARED       NONE       12,000
ACUITY BRANDS INC                 COM           00508Y102     $356        10,000            PUT  SHARED       NONE       10,000
BEST BUY CO INC                   COM           086516101     $118         3,000            PUT  SHARED       NONE        3,000
BEST BUY CO INC                   COM           086516101     $142         3,600            PUT  SHARED       NONE        3,600
BEST BUY CO INC                   COM           086516101     $118         3,000            PUT  SHARED       NONE        3,000
COOPER COS INC/THE                COM NEW       216648402     $457        12,000            PUT  SHARED       NONE       12,000
CINTAS CORP                       COM           172908105     $391        15,000            PUT  SHARED       NONE       15,000
DIAMONDS TRUST SERIES I           UNIT SER 1    252787106     $468         4,500            PUT  SHARED       NONE        4,500
DIREXION DAILY REAL EST-BULL      DLY R/E BULL  25459W755     $257         1,800            PUT  SHARED       NONE        1,800
DIREXION DAILY REAL EST-BULL      DLY R/E BULL  25459W755     $499         3,500            PUT  SHARED       NONE        3,500
SPDR GOLD TRUST                   GOLD SHS      78463V107     $354         3,300            PUT  SHARED       NONE        3,300
WW GRAINGER INC                   COM           384802104     $968        10,000            PUT  SHARED       NONE       10,000
ISHARES COHEN & STEERS RLTY       COHEN&ST RLTY 464287564     $315         6,000            PUT  SHARED       NONE        6,000
ISHARES COHEN & STEERS RLTY       COHEN&ST RLTY 464287564     $315         6,000            PUT  SHARED       NONE        6,000
INGERSOLL-RAND PLC                SHS           G47794101     $286         8,000            PUT  SHARED       NONE        8,000
SPDR BARCLAYS CAPITAL HIGH        BRCLYS YLD    78464A417     $349         9,000            PUT  SHARED       NONE        9,000
SPDR BARCLAYS CAPITAL HIGH        BRCLYS YLD    78464A417     $388        10,000            PUT  SHARED       NONE       10,000
JOY GLOBAL INC                    COM           481165108     $361         7,000            PUT  SHARED       NONE        7,000
JOY GLOBAL INC                    COM           481165108     $258         5,000            PUT  SHARED       NONE        5,000
LUFKIN INDUSTRIES INC             COM           549764108     $512         7,000            PUT  SHARED       NONE        7,000
LUBRIZOL CORP                     COM           549271104     $372         5,100            PUT  SHARED       NONE        5,100
MIDCAP SPDR TRUST SERIES 1        UNIT SER 1    595635103     $461         3,500            PUT  SHARED       NONE        3,500
MIDCAP SPDR TRUST SERIES 1        UNIT SER 1    595635103     $474         3,600            PUT  SHARED       NONE        3,600
MIDCAP SPDR TRUST SERIES 1        UNIT SER 1    595635103     $659         5,000            PUT  SHARED       NONE        5,000
MICRON TECHNOLOGY INC             COM           595112103     $195        18,500            PUT  SHARED       NONE       18,500
MICRON TECHNOLOGY INC             COM           595112103     $317        30,000            PUT  SHARED       NONE       30,000
NORDIC AMER TANKER SHIPPING       COM           G65773106     $180         6,000            PUT  SHARED       NONE        6,000
NORDIC AMER TANKER SHIPPING       COM           G65773106     $300        10,000            PUT  SHARED       NONE       10,000
NORDSON CORP                      COM           655663102     $367         6,000            PUT  SHARED       NONE        6,000
NEWMARKET CORP                    COM           651587107     $459         4,000            PUT  SHARED       NONE        4,000
NVIDIA CORP                       COM           67066G104     $560        30,000            PUT  SHARED       NONE       30,000
POWERSHARES QQQ                   UNIT SER 1    73935A104     $343         7,500            PUT  SHARED       NONE        7,500
POWERSHARES QQQ                   UNIT SER 1    73935A104     $458        10,000            PUT  SHARED       NONE       10,000
ROYAL CARIBBEAN CRUISES LTD       COM           V7780T103     $228         9,000            PUT  SHARED       NONE        9,000
ROYAL CARIBBEAN CRUISES LTD       COM           V7780T103     $506        20,000            PUT  SHARED       NONE       20,000
SCHWAB (CHARLES) CORP             COM           808513105     $207        11,000            PUT  SHARED       NONE       11,000
VEECO INSTRUMENTS INC             COM           922417100     $496        15,000            PUT  SHARED       NONE       15,000
WOODWARD GOVERNOR CO              COM           980745103     $309        12,000            PUT  SHARED       NONE       12,000
FINANCIAL SELECT SECTOR SPDR      SBI INT-FINL  81369Y605     $288        20,000            PUT  SHARED       NONE       20,000
INDUSTRIAL SELECT SECT SPDR       SBI INT-INDS  81369Y704     $333        12,000            PUT  SHARED       NONE       12,000
ISHARES RUSSELL 2000              RUSSELL 2000  464287655     $343         5,500            PUT  SHARED       NONE        5,500
ISHARES RUSSELL 2000              RUSSELL 2000  464287655     $749        12,000            PUT  SHARED       NONE       12,000
ISHARES RUSSELL 2000              RUSSELL 2000  464287655     $500         8,000            PUT  SHARED       NONE        8,000
ISHARES RUSSELL 2000              RUSSELL 2000  464287655     $749        12,000            PUT  SHARED       NONE       12,000

							      $40,286


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